Offerings	Jan. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	7,709,243
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 131,057,131.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,098.99
Offering Note	1a. Includes up to 1,770,000 additional shares that the underwriters have the option to purchase from the Registrant. 1b. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	5,882,352
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 15,310.00
Offering Note	See Note 1a. See Note 1b. 2a. The Registrant previously paid a registration fee of $15,310.00 in connection with the initial filing of the Registration Statement on Form S-1 on September 19, 2025. In accordance with the Instruction, the Registrant is permitted to recalculate the total filing fee due for the Registration Statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the Registration Statement. 2b. This Maximum Aggregate Offering Price was originally registered under Rule 457(o) and is now converted to Rule 457(a).